Assets and liabilities held for sale (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Trade receivables	R$ 91,916	R$ 122,039
Prepaid expenses	8,938	10,223
Other assets	1,858	3,081
Right-of-use assets	88,534	127,921	R$ 74,822	R$ 51,534
Property and equipment	70,033	96,669	63,428	50,330
Total of assets disposal group held for sale	36,433
Lease liabilities	103,188	149,353	R$ 88,739	R$ 61,639
Labor and social obligations	16,784	26,785
Provisions for contingencies	18,403	R$ 14,439
Total liabilities of disposal group held for sale	23,284
Assets and liabilities classified as held for sale [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Trade receivables	7,935
Income taxes recoverable	207
Prepaid expenses	172
Other taxes recoverable	195
Other assets	122
Right-of-use assets	16,090
Property and equipment	11,704
Intangible assets	8
Total of assets disposal group held for sale	36,433
Trade payables	979
Lease liabilities	19,210
Taxes payable	181
Labor and social obligations	2,695
Prepayments from customers	112
Provisions for contingencies	107
Total liabilities of disposal group held for sale	R$ 23,284
FAC/FAMAT and FAIR and certain campuses
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Percentage of shares to be disposed	100.00%